Capital Stock and Changes in Capital Accounts, textuals (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				2 Months Ended	3 Months Ended			12 Months Ended
	Dec. 15, 2020	Mar. 31, 2020	Feb. 28, 2020	Jul. 31, 2019	Jan. 31, 2019	Dec. 16, 2019	Oct. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Cash dividends on preferred stock										$ 5,769	$ 5,769	$ 5,769
Payments for Repurchase of Common Stock										11,999	49,679	15,157
Proceeds from issuance of stock, net of expenses										$ 0	$ 960	$ 0
Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized										25,000,000	25,000,000
Preferred Stock Par Or Stated Value Per Share										$ 0.01	$ 0.01
Preferred Stock [Member] | Series A Participating Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized										1,000,000	1,000,000
Preferred Stock, Shares Issued										0	0
Preferred Stock, Shares Outstanding										0	0
Preferred Stock [Member] | Series B Participating Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized										5,000,000	5,000,000
Preferred Stock Par Or Stated Value Per Share										$ 0.01	$ 0.01
Preferred Stock, Shares Issued										2,600,000	2,600,000
Preferred Stock, Shares Outstanding										2,600,000	2,600,000
Shares Issued Price Per Share										$ 25.00	$ 25.00
Preferred Stock Liquidation Preference Per Share										$ 25.00	$ 25.00
Preferred Stock Voting Rights										Holders of series B preferred shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred Stock Dividend Rate Percentage										8.875%
Preferred Stock Dividend Rate Per Dollar Amount										$ 2.21875
Preferred Stock, Redemption Price Per Share										$ 25.00
Preferred Stock [Member] | Series C Participating Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized										10,675	10,675
Stock Issued During Period Shares New Issues					10,675						10,675
Preferred Stock Par Or Stated Value Per Share					$ 0.01
Preferred Stock, Shares Issued										10,675	10,675
Preferred Stock, Shares Outstanding										10,675	10,675
Shares Issued Price Per Share										$ 0.01	$ 0.01
Preferred Stock Voting Rights										The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the stockholders of the Company.
Proceeds from issuance of preferred stock					$ 1,066					$ 1,066
Preferred Stock Number Of Voting Rights										1,000
Common Stock [Member]
Class Of Stock [Line Items]
Stock repurchased and retired, shares	6,000,000	1,088,034	3,030,303	2,000,000		2,739,726	2,816,900	3,125,000	3,889,386	4,118,337	14,571,012	4,166,666
Treasury Stock Acquired, Average Cost Per Share	$ 2.00		$ 3.30	$ 3.75		$ 3.65	$ 3.55	$ 3.40	$ 2.80			$ 3.60
Payments for Repurchase of Common Stock	$ 12,000									$ 11,999	$ 49,679	$ 15,157